Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes
Income Taxes

6. Income tax

Income tax reimbursement claims consist of claims for tax refunds relating to withheld capital gains tax, plus the Solidarity Surcharge of EUR 5 thousand (previous year: EUR 4 thousand). Income tax liabilities relate to current income tax liabilities for fiscal year 2020 in the amount of EUR 0 thousand (previous year: 11 thousand).